Nov. 22, 2024
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF
Investment Objective
The Indexperts Gorilla Aggressive Growth ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”).  Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.  These costs are not included in the fee table or expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.50%
1. Estimated for the current fiscal year.

Example.
  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$51	$160

Portfolio Turnover.
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.   Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies that the Advisor believes have the potential for growth. These securities may be of any market capitalization.
The Fund will generally invest in a group of domestic equity securities selected from a blend of the components of the Indexperts All Cap Quality Growth 150 Index and the Indexperts Large Cap Quality Growth Index, but the Advisor will adjust the sector allocation, style exposure, or specific securities based on market conditions in its discretion based on the factors described below.  For example, the Advisor may decide, that the target allocation between the two indices should be adjusted, or a specific stock in one or both indices carries risks not captured by the security selection methodology of the indices (e.g., M&A risk) and exclude it from the portfolio, or that an entire industry should be excluded based on factors that have broad ranging impact such as regulatory, tax or technological changes.
The Indexperts All Cap Quality Growth 150 Index and Indexperts Large Cap Quality Growth Index are proprietary indices. The Fund will generally seek to have 65% of the Fund’s portfolio match the components of the Indexperts All Cap Quality Growth 150 Index and 35% of the Fund’s portfolio match the components of the Indexperts Large Cap Quality Growth Index. Target allocations may be adjusted by the Advisor based on its judgment and analysis of both broad market conditions and individual securities. This analysis considers: Federal Reserve interest rate policy; analysis of trading volume and market sentiment indicators including bid and ask volumes; recent growth or decline trends in markets, market sectors and individual securities; market averages for per share financial data based on earnings, revenues, net income and dividends and the comparison to individual securities within the indices.
The Indexperts All Cap Quality Growth 150 Index determines its constituent securities by starting with a universe of 3000 large-, mid-, and small-cap stocks that meet are in the 25th percentile or greater in trading volume and average daily float of shares trading. Next, a growth factor score is calculated for each security using variables including future short and long-term earnings growth estimates, historical short and long-term earnings growth, historical sales growth, return on assets, price-to-earnings, price-to-book, as well as other factors based on information provided in filed financial reports and financial analyst reports.  Those stocks in the bottom 25th percentile for large-, mid-, and small-cap stocks are excluded from consideration. Next a solvency criterion (which include factors such as debt to equity ratio, debt-to-assets ratio, the ratio of a company's earnings before interest and taxes by its interest expense during a given period, and debt obligation to cash flow ratio) is applied to the remaining securities and sort ranked. The highest-ranking large cap stocks, mid-cap stocks, and small-cap stocks are then selected for inclusion in roughly equal proportion. These securities are weighted by market capitalization. The Indexperts All Cap Quality Growth 150 Index is rebalanced annually and reconstituted annually.
The Indexperts Large Cap Quality Growth Index determines its constituent securities by starting with a universe of 500 large cap stocks that meet are in the 25th percentile or greater in trading volume and average daily float of shares trading. Next, a growth factor score is calculated for each security using variables including future short and long-term earnings growth estimates, historical short and long-term earnings growth, historical sales growth, return on assets, price-to-earnings, price-to-book, as well as other factors based on information provided in filed financial reports and financial analyst reports. Those stocks in the bottom 25th percentile are excluded from consideration. Next a solvency criterion (which include factors such as debt to equity ratio, debt-to-assets ratio, the ratio of a company's earnings before interest and taxes by its interest expense during a given period, and debt obligation to cash flow ratio) is applied to the remaining securities and sort ranked. The highest-ranking large cap stocks are then selected for inclusion. These securities are equally weighted. The Indexperts Large Cap Quality Growth Index is rebalanced annually and reconstituted annually.
The Advisor will review the portfolio and prevailing market conditions at least monthly, or more frequently based market events.  The Advisor may buy or sell a portfolio security as part of the review, or as reconstitution and rebalancing of the underlying indices, used to inform security selection, occurs.

Performance
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.  Interim information on the Fund’s results can be obtained by visiting www.indexperts.com and/or https://etfpages.com/RILA.